Related Party Transactions (Details) - Schedule of Related Party Transactions ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Insurance consulting service income accrued from Fanhua Lianxing [Member]
Schedule of Related Party Transactions [Abstract]
Other services	[1]	¥ 8,943	$ 1,233	¥ 9,439	¥ 1,146
Insurance consulting service income received from Fanhua Lianxing [Member]
Schedule of Related Party Transactions [Abstract]
Other services	[1]	12,375	1,707	7,831	494
Trust consulting service income accrued from Fanhua Lianxing [Member]
Schedule of Related Party Transactions [Abstract]
Other services	[2]	5,688	784	1,425
Trust consulting service income received in advance from Fanhua Lianxing [Member]
Schedule of Related Party Transactions [Abstract]
Other services	[2]	4,527	624	3,010
Trust consulting service income accrued from Fanhua Yuntong [Member]
Schedule of Related Party Transactions [Abstract]
Other services	[3]	20	3
Trust consulting service income received from Fanhua Yuntong [Member]
Schedule of Related Party Transactions [Abstract]
Other services	[3]	20	3
Promotion expense accrued to Fanhua Yuntong [Member]
Selling expense
Selling expense	[4]	(59)	(8)	1,243
Promotion expense paid to Fanhua Yuntong [Member]
Selling expense
Selling expense	[4]	¥ 233	$ 32	¥ 975

[1]	Starting from January 2021, the Group cooperated with Fanhua Lianxing and provided insurance consulting service.
[2]	Starting from January 2022, the Group cooperated with Fanhua Lianxing and provided trust consulting service.
[3]	Starting from May 2023, the Group cooperated with Fanhua Yuntong and provided trust consulting service.
[4]	Starting from August 2021, the Group cooperated with Fanhua Yuntong and Fanhua Yuntong provided client referral service to us. The negative amount in year ended June 30, 2023 was due to a reversal of selling expense in previous year.